1933 Act/Rule 497(e)

Virtus Retirement Trust

101 Munson Street

Greenfield, Massachusetts 01301

October 5, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Retirement Trust
File Nos. 033-80057 and 811-9140

To The Commission Staff:

On behalf of Virtus Retirement Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus DFA 2025 Target Date Retirement Income Fund and Virtus DFA 2055 Target Date Retirement Income Fund (the “Funds”) as filed under Rule 497(e) on September 25, 2018. The purpose of this filing is to submit the 497(e) filing dated September 25, 2018 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood